Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	DREYFUS LIQUID ASSETS INC
Central Index Key	0000030158
Amendment Flag	false
Document Creation Date	Apr. 28, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015
Class 1 Prospectus | DREYFUS LIQUID ASSETS INC | DREYFUS LIQUID ASSETS - Class 1
Risk/Return:
Trading Symbol	DLAXX
Class 2 Prospectus | DREYFUS LIQUID ASSETS INC | Class 2
Risk/Return:
Trading Symbol	DLATX